Stock-Based Compensation - Stock Option (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Weighted average grant date fair value of options granted		$ 0.01
Granted	0	105,000
Unrecognized compensation cost related to employee stock option compensation arrangements	$ 2,000
Expected weighted average period for recognition of unrecognized compensation cost related to employee stock option compensation arrangements	1 year 3 months 18 days
Capitalized stock-based compensation costs	$ 0	$ 0
Recognized stock-based compensation tax benefits	$ 0	$ 0